Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Income tax expense	$ 1,932	$ 2,786	$ 2,585	[1]
Effective tax rate	100.40%	22.10%	34.10%
US Tax reform (change in tax rate and other)			$ 116

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.